Summary Of Significant Accounting Policies - Allowance For Credit Losses (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Balance at beginning of year	$ 1,177,231	$ 949,693	$ 848,734
Provision for losses on mortgage loans receivable	83,234	227,538	100,959
Charge-offs	(54,253)
Balance at end of year	$ 1,206,212	$ 1,177,231	$ 949,693